Remuneration of auditors (Tables)	12 Months Ended
Jun. 30, 2022
Auditors Remuneration [Abstract]
Summary of Fees were Paid or Payable for Services Provided by the Auditor of the Parent Entity

During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms:

	Year Ended June 30,
(in U.S. dollars)	2022	2021	2020
a. PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	745,021	747,783	713,461
Other audit services(1)	67,238	91,750	14,097
Total remuneration of PricewaterhouseCoopers Australia	812,259	839,533	727,558

b. Network firms of PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	133,309	130,450	108,262
Total remuneration of Network firms of PricewaterhouseCoopers Australia	133,309	130,450	108,262
Total auditors' remuneration(2)	945,568	969,983	835,820

(1)	Other audit services relates to services performed in connection with the filing of registration statements on the Form S-8 and F-3.
(2)	All services provided are considered audit fees for the purpose of SEC classification.